Warrants (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 22, 2022	Mar. 02, 2022
Warrants (Details) [Line Items]
Common stock shares	386,585			520,000	5,823,363
Shares Issued, Price Per Share	$ 0.49
Warrants issuance terms	5 years
Warrants outstanding	544,529	0
Warrants exercised	0
Accretion of debt discount related to warrants expense	$ 345,477	$ 0	$ 0
Volatility	129.00%	117.00%
Risk-free interest rate	0.27%	2.04%
Expected term	5 years	5 years
Exercise price	$ 2	$ 0.49
Dividend yield	0.00%	0.00%
Warrant [Member]
Warrants (Details) [Line Items]
Common stock shares	157,934
Shares Issued, Price Per Share	$ 2
Minimum [Member]
Warrants (Details) [Line Items]
Average exercise price	$ 0.49
Maximum [Member]
Warrants (Details) [Line Items]
Average exercise price		$ 2